Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012 Time-based stock options	Jan. 31, 2012 Market-based stock options
Stock-Based Compensation
Summary of the status of unvested Class B Units

	Class B Units	Weighted Average Grant-Date Fair Value
Unvested at February 1, 2011	1,628	$0.89
Granted	—	—
Vested	(313)	0.61
Forfeited	(38)	0.23

Unvested at January 31, 2012	$1,277	$0.98

Stock-Based Compensation
Assumptions used to calculate the fair value of stock options on the grant date

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Weighted average expected life (in years)	6.5

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Suboptimal exercise factor	2.5	x

Summary of the status of outstanding stock options

	Stock Options	Weighted Average Exercise Price Per Share
Outstanding at February 1, 2011	—	$—
Granted	1,248	19.00
Exercised	—	—
Forfeited	(24)	19.00

Outstanding at January 31, 2012	1,224	$19.00

Exercisable at January 31, 2012	—	$—
Weighted average fair value per option granted		$8.50